Summary Of Significant Accounting Policies (Details Narrative) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Money Market Funds		$ 2,233,533	$ 569,505
Bond Portfolio		84,000	805,500
Allowance for Mortgage Loans Receivable		1,204,833	1,177,231
Loans Exceeding 90 Days Past Due		3,724,000	4,641,000
Foreclosed Properties		1,497,000
Real Estate Held for Sale Carrying Value	$ 340,872	697,422	517,422
Allowance Allocated to Impaired Loans		800,000	638,000
Loan Impairment
Total Loans On Nonaccrual Status		5,503,000	6,815,000
Loans In Default		$ 1,779,000	$ 2,174,000